Condensed Consolidating Balance Sheets of ARAMARK Holdings Corporation and Subsidiaries (Detail) (USD $)	Mar. 28, 2014	Sep. 27, 2013	Mar. 29, 2013	Sep. 28, 2012	Sep. 30, 2011	Oct. 01, 2010
Current Assets:
Cash and cash equivalents	$ 139,184,000	$ 110,998,000	$ 119,715,000	$ 136,748,000	$ 213,390,000	$ 160,929,000
Receivables	1,523,027,000	1,405,843,000		1,315,997,000
Inventories, at lower of cost or market	549,942,000	541,972,000		508,416,000
Prepayments and other current assets	203,563,000	228,352,000		224,340,000
Total current assets	2,415,716,000	2,287,165,000		2,185,501,000
Property and Equipment, net	960,903,000	977,323,000		976,309,000
Goodwill	4,615,402,000	4,619,987,000		4,729,474,000
Investment in and Advance to Subsidiaries	0	0		0
Other Intangible Assets	1,327,349,000	1,408,764,000		1,595,149,000
Other Assets	967,261,000	973,867,000		1,000,921,000
Assets	10,286,631,000	10,267,106,000		10,487,354,000
Current Liabilities:
Current maturities of long-term borrowings	89,613,000	65,841,000		37,462,000
Accounts payable	804,241,000	888,969,000		873,345,000
Accrued expenses and other current liabilities	1,159,694,000	1,434,443,000		1,252,900,000
Total current liabilities	2,053,548,000	2,389,253,000		2,163,674,000
Long-term Borrowings	5,547,928,000	5,758,229,000		5,971,305,000
Deferred Income Taxes and Other Noncurrent Liabilities	975,838,000	1,047,002,000		1,207,585,000
Intercompany Payable	0	0		0
Common Stock Subject to Repurchase and Other	10,177,000	168,915,000		177,926,000
Total Stockholders' Equity	1,699,140,000	903,707,000	809,807,000	966,864,000	882,465,000	1,396,957,000
Liabilities and Equity	10,286,631,000	10,267,106,000		10,487,354,000
ARAMARK Holdings Corporation
Current Assets:
Cash and cash equivalents	0	0	100,000	100,000	100,000	0
Receivables	0	0		0
Inventories, at lower of cost or market	0	0		0
Prepayments and other current assets	0	0		0
Total current assets	0	0		100,000
Property and Equipment, net	0	0		0
Goodwill	0	0		0
Investment in and Advance to Subsidiaries	1,699,900,000	1,062,700,000		1,706,100,000
Other Intangible Assets	0	0		0
Other Assets	0	0		11,000,000
Assets	1,699,900,000	1,062,700,000		1,717,200,000
Current Liabilities:
Current maturities of long-term borrowings	0	0		0
Accounts payable	0	0		0
Accrued expenses and other current liabilities	800,000	300,000		21,200,000
Total current liabilities	800,000	300,000		21,200,000
Long-term Borrowings	0	0		595,500,000
Deferred Income Taxes and Other Noncurrent Liabilities	0	0		0
Intercompany Payable	0	0		0
Common Stock Subject to Repurchase and Other	0	158,700,000		167,500,000
Total Stockholders' Equity	1,699,100,000	903,700,000		933,000,000
Liabilities and Equity	1,699,900,000	1,062,700,000		1,717,200,000
ARAMARK Corporation
Current Assets:
Cash and cash equivalents	30,100,000	23,000,000	25,100,000	27,400,000	137,400,000	79,400,000
Receivables	600,000	1,400,000		2,700,000
Inventories, at lower of cost or market	15,600,000	15,900,000		15,900,000
Prepayments and other current assets	32,600,000	46,200,000		13,400,000
Total current assets	78,900,000	86,500,000		59,400,000
Property and Equipment, net	23,800,000	24,400,000		25,600,000
Goodwill	173,100,000	173,100,000		173,100,000
Investment in and Advance to Subsidiaries	5,886,600,000	6,267,400,000		6,353,300,000
Other Intangible Assets	29,700,000	32,600,000		42,000,000
Other Assets	70,000,000	68,400,000		64,200,000
Assets	6,262,100,000	6,652,400,000		6,717,600,000
Current Liabilities:
Current maturities of long-term borrowings	36,000,000	22,500,000		700,000
Accounts payable	166,900,000	147,000,000		148,600,000
Accrued expenses and other current liabilities	164,700,000	230,200,000		146,100,000
Total current liabilities	367,600,000	399,700,000		295,400,000
Long-term Borrowings	4,681,200,000	5,101,700,000		4,586,000,000
Deferred Income Taxes and Other Noncurrent Liabilities	320,900,000	326,200,000		355,000,000
Intercompany Payable	0	0		0
Common Stock Subject to Repurchase and Other	0	0		0
Total Stockholders' Equity	892,400,000	824,800,000		1,481,200,000
Liabilities and Equity	6,262,100,000	6,652,400,000		6,717,600,000
Guarantors
Current Assets:
Cash and cash equivalents	43,800,000	40,500,000	39,300,000	41,700,000	31,700,000	33,800,000
Receivables	321,000,000	242,900,000		235,900,000
Inventories, at lower of cost or market	453,400,000	441,000,000		414,800,000
Prepayments and other current assets	83,200,000	103,100,000		144,400,000
Total current assets	901,400,000	827,500,000		836,800,000
Property and Equipment, net	748,100,000	751,200,000		738,500,000
Goodwill	3,981,700,000	3,994,600,000		3,987,200,000
Investment in and Advance to Subsidiaries	477,200,000	444,800,000		389,900,000
Other Intangible Assets	1,159,500,000	1,230,000,000		1,366,600,000
Other Assets	631,000,000	629,500,000		603,700,000
Assets	7,898,900,000	7,877,600,000		7,922,700,000
Current Liabilities:
Current maturities of long-term borrowings	11,000,000	12,000,000		11,600,000
Accounts payable	396,300,000	448,300,000		387,700,000
Accrued expenses and other current liabilities	676,100,000	875,600,000		798,100,000
Total current liabilities	1,083,400,000	1,335,900,000		1,197,400,000
Long-term Borrowings	43,100,000	40,400,000		38,400,000
Deferred Income Taxes and Other Noncurrent Liabilities	573,500,000	618,300,000		657,100,000
Intercompany Payable	5,277,500,000	5,016,000,000		5,294,300,000
Common Stock Subject to Repurchase and Other	10,200,000	10,200,000		10,400,000
Total Stockholders' Equity	911,200,000	856,800,000		725,100,000
Liabilities and Equity	7,898,900,000	7,877,600,000		7,922,700,000
Non-Guarantors
Current Assets:
Cash and cash equivalents	65,300,000	47,500,000	55,200,000	67,600,000	44,200,000	47,700,000
Receivables	1,201,400,000	1,161,600,000		1,077,400,000
Inventories, at lower of cost or market	80,900,000	85,100,000		77,700,000
Prepayments and other current assets	87,800,000	79,000,000		66,500,000
Total current assets	1,435,400,000	1,373,200,000		1,289,200,000
Property and Equipment, net	189,000,000	201,700,000		212,200,000
Goodwill	460,600,000	452,300,000		569,200,000
Investment in and Advance to Subsidiaries	114,500,000	124,500,000		139,200,000
Other Intangible Assets	138,100,000	146,100,000		186,500,000
Other Assets	268,300,000	278,000,000		324,000,000
Assets	2,605,900,000	2,575,800,000		2,720,300,000
Current Liabilities:
Current maturities of long-term borrowings	42,700,000	31,300,000		25,200,000
Accounts payable	241,000,000	293,700,000		337,000,000
Accrued expenses and other current liabilities	318,000,000	328,300,000		287,400,000
Total current liabilities	601,700,000	653,300,000		649,600,000
Long-term Borrowings	823,600,000	616,100,000		751,400,000
Deferred Income Taxes and Other Noncurrent Liabilities	81,400,000	102,500,000		195,500,000
Intercompany Payable	1,183,300,000	1,305,700,000		1,079,900,000
Common Stock Subject to Repurchase and Other	0	0		0
Total Stockholders' Equity	(84,100,000)	(101,800,000)		43,900,000
Liabilities and Equity	2,605,900,000	2,575,800,000		2,720,300,000
Eliminations
Current Assets:
Cash and cash equivalents	0	0	0	0	0	0
Receivables	0	0		0
Inventories, at lower of cost or market	0	0		0
Prepayments and other current assets	0	0		0
Total current assets	0	0		0
Property and Equipment, net	0	0		0
Goodwill	0	0		0
Investment in and Advance to Subsidiaries	(8,178,200,000)	(7,899,400,000)		(8,588,500,000)
Other Intangible Assets	0	0		0
Other Assets	(2,000,000)	(2,000,000)		(2,000,000)
Assets	(8,180,200,000)	(7,901,400,000)		(8,590,500,000)
Current Liabilities:
Current maturities of long-term borrowings	0	0		0
Accounts payable	0	0		0
Accrued expenses and other current liabilities	100,000	100,000		100,000
Total current liabilities	100,000	100,000		100,000
Long-term Borrowings	0	0		0
Deferred Income Taxes and Other Noncurrent Liabilities	0	0		0
Intercompany Payable	(6,460,800,000)	(6,321,700,000)		(6,374,200,000)
Common Stock Subject to Repurchase and Other	0	0		0
Total Stockholders' Equity	(1,719,500,000)	(1,579,800,000)		(2,216,400,000)
Liabilities and Equity	$ (8,180,200,000)	$ (7,901,400,000)		$ (8,590,500,000)